Financial liabilities (Details Narrative) $ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Purchase of computer equipment				$ 1,091		$ 223
Bank loan		$ 567
Interest rate	6.76%	7.21%		6.76%	6.76%
Installment payments	$ 12	$ 22
Repayment description				Repayment was made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.	Repayment was made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.
cash settlement					$ 60
Outstanding lease obligation					$ 240
Gain on extinguishment of debt	132			$ 132
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 619	$ 524		$ 619			$ 337
Loan payable description							The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months.